FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 7) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash equivalents - Cash investments (Note 6) - CDI	R$ 1,346	R$ 708
Marketable securities (Note 7) - CDI / SELIC	1,879	2,078
Assets	5,993	6,474
Assets	53,671	52,046
Liabilities
Loans and debentures (Note 22) - CDI	(3,975)
Sector financial liabilities (Note 14)	(11,203)	(10,688)
Net assets exposed	(1,069)	(1,726)
Domestic Currency [Member]
Assets
Cash equivalents - Cash investments (Note 6) - CDI	1,345	708
Marketable securities (Note 7) - CDI / SELIC	1,878	2,078
Restricted cash - CDI	16	19
Assets	944	2,148
Assets	4,183	4,953
Liabilities
Loans and debentures (Note 22) - CDI	2,041	1,458
Loans and debentures (Note 22) - TJLP		(21)
Sector financial liabilities (Note 14)		51
Liabilities	(2,041)	(1,530)
Net assets exposed	R$ 2,142	R$ 3,423